Other Information (Tables)	12 Months Ended
Dec. 31, 2022
Additional Financial Information Disclosure [Abstract]
Schedule of Accounts Payable and Accrued Liabilities	Accounts payable and accrued liabilities:
The principal components of accounts payable and accrued liabilities are:

	2022	2021
Accrued interest	$60.5	$43.3
Accounts payable and other accrued liabilities	143.8	140.1
	$204.3	$183.4

Schedule of Supplemental Cash Flow Information	Supplemental cash flow information:

	2022	2021	2020
Interest paid	$232.0	$149.5	$156.2
Interest received	6.1	3.1	5.0
Undrawn credit facility fee paid	21.4	1.9	0.8
Income taxes (recovery)/paid	(14.5)	25.7	16.8
22.    Other information (continued):

	2022	2021	2020
Non-cash financing and investing transactions:
APR Energy loans settled in shares	$—	$—	$8.3
Asset retirement obligations liabilities incurred	—	—	5.3
Asset retirement obligations provision re-assessment	—	—	2.9
Cancellation of common shares issued on acquisition	—	—	12.5
Change in right-of-use assets and operating lease liabilities	127.2	9.6	1.2
Commencement of sales-type lease	—	343.9	57.0
Common shares issued on APR Energy acquisition	—	—	316.8
Contingent consideration asset related to APR Energy acquisition	—	—	95.2
Dividend reinvestment	—	—	0.3
Holdback Shares reserved on APR Energy acquisition	—	—	70.6
Interest capitalized on vessels under construction	2.8	4.0	—
Net assets acquired on acquisition	—	—	287.7
Purchase price adjustment related to APR Energy acquisition	—	—	4.5
Prepayments transferred to vessels upon vessel delivery	—	12.7	46.8
Reclassification on lease modification	—	—	377.4
	$130.0	$370.2	$1,286.5

	2022	2021	2020
Changes in operating assets and liabilities
Accounts receivable	$(61.6)	$35.2	$(17.1)
Inventories	(3.6)	0.2	(5.9)
Prepaids expenses and other, and other assets	29.1	(54.1)	(10.3)
Net investment in lease	20.5	14.9	13.3
Accounts payable and accrued liabilities	17.7	16.6	(16.4)
Settlement of decommissioning provisions	(36.9)	(6.0)	(5.9)
Deferred revenue	13.7	18.1	8.4
Income tax payable	(14.5)	(13.5)	3.9
Major maintenance	(47.5)	(38.7)	(54.6)
Other liabilities	—	18.9	(8.6)
Operating lease liabilities	(89.8)	(122.6)	(114.7)
Finance lease liabilities	(7.9)	—	—
Derivative instruments	7.4	26.5	22.5
Contingent consideration asset	3.2	6.1	18.7
	$(170.2)	(98.4)	(166.7)

Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the amounts shown in the consolidated statements of cash flows:

	2022	2021	2020
Cash and cash equivalents	$280.0	$288.6	$304.3
Restricted cash included in other assets (note 12)	11.0	38.2	38.2
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$291.0	$326.8	$342.5